Intangible assets excluding goodwill - Text Details (Detail) € in Millions		12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill		€ 180	€ 841
Impairment loss recognised in profit or loss, intangible assets other than goodwill		276	126
Intangible assets other than goodwill	€ 3,526	€ 3,526	3,650	€ 2,997
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill [Line Items]
Weighted average expected remaining life	9.6	9.4
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill		€ 177	235
Impairment loss recognised in profit or loss, intangible assets other than goodwill		46	57
Intangible assets other than goodwill	€ 1,102	1,102	1,000	869
Technology-based intangible assets [member] | BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	150	€ 150	€ 162
Remaining amortisation period of intangible assets material to entity		10 years	11 years
Technology-based intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	203	€ 203	€ 210
Remaining amortisation period of intangible assets material to entity		10 years	11 years
Technology-based intangible assets [member] | Diagnosis & Treatment [Member]
Intangible assets excluding goodwill [Line Items]
Recoverable amount of asset or cash-generating unit	0	€ 0
Product development related [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		204
Product development related [Member] | Precision Diagnosis business group [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		36
Product development related [Member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		41
Product development related (productivity) [Member] | Research & development [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		132
Product development construction in progress [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		81	€ 15
Intangible assets other than goodwill	502	502	414	398
Product development construction in progress [Member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		16
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill		3	544
Impairment loss recognised in profit or loss, intangible assets other than goodwill		6	3
Intangible assets other than goodwill	1,070	1,070	1,143	€ 651
Customer-related intangible assets [member] | BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	385	€ 385	€ 391
Remaining amortisation period of intangible assets material to entity		14 years	15 years
Customer-related intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 291	€ 291	€ 292
Remaining amortisation period of intangible assets material to entity		15 years	16 years